INCOME TAX AND SOCIAL CONTRIBUTION (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Total deferred	R$ 4,878,768	R$ 4,569,011	R$ 3,256,110	R$ 1,883,765
Total deferred assets	5,095,718	5,072,092	3,874,946
Total Deferred Liabilities	(216,950)	(503,081)	(618,836)
Deferred Income Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Total deferred	2,679,028	1,537,623	1,848,999
Deferred Social Contribution Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Total deferred	894,183	583,845	688,208
Temporary Differences [Member]
IfrsStatementLineItems [Line Items]
Total deferred	1,305,557	2,447,543	718,903
Tax Social Security Labor Civil And Environmental Risks [Member]
IfrsStatementLineItems [Line Items]
Total deferred	584,834	265,328	279,149
Estimated Losses On Assets [Member]
IfrsStatementLineItems [Line Items]
Total deferred	369,826	283,266	161,016
Gains Losses On Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Total deferred	468,813	6,484	5,027
Actuarial Liability Pension And Healthcare Plan [Member]
IfrsStatementLineItems [Line Items]
Total deferred	226,875	210,009	262,457
Provision For Consumption And Services [Member]
IfrsStatementLineItems [Line Items]
Total deferred	205,880	163,620	154,452
Cash Flow Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Total deferred	1,459,012	2,985,859	4,487,710
Gain Loss Of Control In Transnordestina [Member]
IfrsStatementLineItems [Line Items]
Total deferred	(224,096)	(92,180)	(92,180)
Fair Value S W T C B L Acquisition [Member]
IfrsStatementLineItems [Line Items]
Total deferred	(149,489)	(178,160)	(212,015)
Business Combination [Member]
IfrsStatementLineItems [Line Items]
Total deferred	(1,632,370)	(1,338,674)	(1,015,049)
Others [Member]
IfrsStatementLineItems [Line Items]
Total deferred	R$ (3,728)	R$ 141,991	R$ (53,685)